Long Term Obligations - Summary of Long Term Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt	$ 3,525,347	$ 4,017,656
Less: current maturities	(11,877)	(25,125)
Long-term obligations	3,513,470	3,992,531
Senior Secured Term Loan Facility, due 2016 [Member]
Debt Instrument [Line Items]
Long term debt	312,097	1,452,506
Senior Secured Term Loan Facility, due 2018 [Member]
Debt Instrument [Line Items]
Long term debt	2,063,250	965,150
11% Senior Subordinated Notes, paid in 2013 [Member]
Debt Instrument [Line Items]
Long term debt		450,000
8 5/8% Senior Notes, due 2018 [Member]
Debt Instrument [Line Items]
Long term debt	500,000	500,000
7 7/8% Senior Notes, due 2019 [Member]
Debt Instrument [Line Items]
Long term debt	$ 650,000	$ 650,000